Risk management - Spain Portfolio Overview (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Credit risk
Maximum exposure to credit risk	€ 943,903	€ 993,412
Impairment loss on financial assets	21,567	20,970
Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	859,643	908,002
Impairment loss on financial assets	3,980	3,823
Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	52,897	54,616
Impairment loss on financial assets	4,311	4,644
Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	31,363	30,795
Impairment loss on financial assets	13,276	12,504
SPAIN
Credit risk
Risk exposure associated with instruments sharing characteristic	€ 213,668
Percent at risk	21.00%
Decrease in credit risk	6.00%
Maximum exposure to credit risk	€ 207,293	224,207
Impairment loss on financial assets	5,994	6,699
SPAIN | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	182,276	196,374
Impairment loss on financial assets	296	366
SPAIN | Next 12 months | Financial instruments not credit-impaired | Remaining legal entities
Credit risk
Maximum exposure to credit risk	6	125,544
Impairment loss on financial assets	55	132
SPAIN | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	10,430	12,892
Impairment loss on financial assets	503	768
SPAIN | Lifetime Expected Credit Losses | Financial instruments not credit-impaired | Remaining legal entities
Credit risk
Maximum exposure to credit risk	445	66
Impairment loss on financial assets	41	48
SPAIN | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	14,587	14,941
Impairment loss on financial assets	5,195	5,565
SPAIN | Lifetime Expected Credit Losses | Financial instruments credit-impaired | Remaining legal entities
Credit risk
Maximum exposure to credit risk	237	1,657
Impairment loss on financial assets	€ 8	€ 957
Continental Europe
Credit risk
Non-performing rate (as a percent)	3.25%	3.67%	4.16%
Percentage decrease in non-performing loans ratio	0.42%
Continental Europe | SPAIN
Credit risk
Non-performing rate (as a percent)	6.94%	7.32%	7.70%
Continental Europe | SPAIN | Nonperforming
Credit risk
Non-performing rate (as a percent)	6.94%
Non-performing rate, excluding real estate unit (as a percent)	6.58%
Percentage decrease in non-performing loans ratio	0.38%
Percentage decrease in non-performing loans ratio due to better NPL figure	0.80%
Percentage increase due to partial offset by decrease to loan portfolio	0.47%
Coverage rate (as a percent)	41.00%
Decrease In coverge ratio (as a percent)	0.03%
Investment grade
Credit risk
Maximum exposure to credit risk	€ 558,295	€ 692,683
Investment grade | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	552,763	685,507
Investment grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	5,532	7,176
Investment grade | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
Investment grade | SPAIN
Credit risk
Maximum exposure to credit risk	140,988	171,555
Investment grade | SPAIN | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	139,673	171,266
Investment grade | SPAIN | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	1,315	289
Investment grade | SPAIN | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
Speculation grade
Credit risk
Maximum exposure to credit risk	354,245	269,935
Speculation grade | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	306,880	222,495
Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	47,365	47,439
Speculation grade | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
Speculation grade | SPAIN
Credit risk
Maximum exposure to credit risk	51,718	37,711
Speculation grade | SPAIN | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	42,603	25,108
Speculation grade | SPAIN | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	9,115	12,603
Speculation grade | SPAIN | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
Default
Credit risk
Maximum exposure to credit risk	31,363	30,795
Default | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
Default | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	31,363	30,795
Default | SPAIN
Credit risk
Maximum exposure to credit risk	14,587	14,941
Default | SPAIN | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
Default | SPAIN | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
Default | SPAIN | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 14,587	€ 14,941